Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
($ in millions)	2022	2021
Raw materials	165	107
Work in progress	24	25
Finished goods	87	78
Inventories, gross	276	211
Obsolescence reserve	(22)	(28)
Inventories, net	254	183

Schedule of Restructuring Reserve by Type of Cost
The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	(28)	(43)	(34)
Provisions, net	(2)	(1)	(34)
Amounts written off	7	11	24
Other	1	4	1
Balance at end of year	(22)	(28)	(43)
The following table presents the activity in the restructuring liabilities for the above plans for the years ended December 31, 2022 and December 31, 2021:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2020	23	1	24
2021 Italian workforce redundancies plan expense, net	11	—	11
Cash paid for all plans	(17)	—	(17)
Reversals of expense and other	(5)	(1)	(6)
Balance at December 31, 2021	12	1	13
2021 Italian workforce redundancies plan expense, net	7	—	7
Cash paid for all plans	(4)	(1)	(4)
Reversals of expense and other	(2)	—	(2)
Balance at December 31, 2022	14	—	14